Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY
Total stockholders' equity	$ 982,547	$ 993,772	$ 1,169,686
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Current assets
Cash and cash equivalents	756,398	19,127	33,742
Deposits and other receivables, net	159,277	2,020	30,652
Total current assets	915,675	21,147	64,394
Non-current assets
Property, plant and equipment, net	195,081	191,249	210,561
Intangible assets, net	1,722,431	1,686,211	1,853,112
Total non-current assets	1,917,512	1,877,460	2,063,673
Total assets	2,833,187	1,898,607	2,128,067
Current liabilities
Short term loans	472,481	453,801	486,390
Security deposits and other payable	85,134	84,483	89,778
Accrued loan interest	393,272	364,247	371,093
Deferred revenue		2,304	11,120
Amount due to shareholder	899,753
Total current liabilities	1,850,640	904,835	958,381
Total liabilities	1,850,640	904,835	958,381
STOCKHOLDERS' EQUITY
Common stock	130,548	130,548	130,548
Additional paid-in capital	826,250	826,250	826,250
Retained earnings	110,303	163,148	265,141
Accumulated other comprehensive loss	(84,554)	(126,174)	(52,253)
Total stockholders' equity	982,547	993,772	1,169,686
Total Liabilities and Stockholder's Deficit	$ 2,833,187	$ 1,898,607	$ 2,128,067